EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
Schedule of basic and diluted earnings (loss) per share

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator
Net loss attributable to Class A and Class B ordinary shares	(8,750)	(19,584)	(75,562)

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding-basic and diluted	89,845,281	90,162,557	90,357,275

Net loss per share
Basic and diluted	(0.10)	(0.22)	(0.84)